Income Tax Expense - Summary of Unrecognised Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	€ 415,012	€ 409,482
Unrecognised deferred tax assets, Tax effect	102,135	101,604
Tax loss carry forwards [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	367,620	366,175
Unrecognised deferred tax assets, Tax effect	90,025	90,713
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	6,588	7,673
Unrecognised deferred tax assets, Tax effect	1,893	2,207
Inventory obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	7,803	8,266
Unrecognised deferred tax assets, Tax effect	2,197	2,327
Allowance for doubtful accounts [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	3,744	5,125
Unrecognised deferred tax assets, Tax effect	899	1,230
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	7,890	4,716
Unrecognised deferred tax assets, Tax effect	2,274	1,359
Provision for warranties [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	2,613	3,375
Unrecognised deferred tax assets, Tax effect	753	973
Impairment of non-financial assets [Member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	2,613	3,284
Unrecognised deferred tax assets, Tax effect	591	870
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	16,141	10,868
Unrecognised deferred tax assets, Tax effect	€ 3,503	€ 1,925